Fair values	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Fair values

21.      Fair values

Carrying amounts and fair values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy (as defined in note 2.27). It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as cash and cash equivalents, restricted cash, trade receivables and trade payables.

21.       Fair values (continued)

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2022
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	1,315	—	1,315	—	1,315
Current portion of fair value of derivative financial instruments	1,092	—	1,092	—	1,092
	2,407

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	44,375	—	45,549	—	45,549
	44,375

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2021
	Financial assets
Financial assets measured at fair value
Derivative financial instruments	417	—	417	—	417
	417

	Financial liabilities
Financial liabilities measured at fair value
Derivative financial instruments	92	—	92	—	92
	92
Financial liabilities not measured at fair value
Long-term borrowings	31,750	—	32,155	—	32,155
	31,750

21.       Fair values (continued)

Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value
Asset and liabilities not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate

Transfers between Level 1, 2 and 3

There were no transfers between these levels in 2021 and 2022.